Significant Accounting Policies (Details) - Schedule of annual rates of depreciation	12 Months Ended
Dec. 31, 2021
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, description	At the shorter of the lease period or useful life of the leasehold improvement
Minimum [Member] | Computers and electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, percentage	15.00%
Minimum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, percentage	6.00%
Maximum [Member] | Computers and electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, percentage	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, percentage	20.00%